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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2006
Date of reporting period: 01/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Semi Annual Report
for the six months ended January 31, 2006

-- cover (page one) --
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(picture of Robert Brody)

Dear Shareholders:


Taking a look at the last year, I would again share my thoughts with you.

We saw the effects of Hurricane Katrina which are still far from resolved, the price of oil sore to over $70 a barrel, some automobile makers announcing huge layoffs, and the airline industry continuing to struggle. Despite these negative things, the technology sector has had a significant upswing. The economy as a whole finished the year in an upward mode.

In the last year, our Fund has given you a return of 16.2% while the Dow Jones Industrial gained 3.6%. I have been your Fund manager for over 47 years and am very optimistic about the upcoming market. I have tried very hard to position our portfolio to take advantage of these times.

My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number at 800 525-2406 or in Colorado at 303 626-0600.


American Growth Fund wishes you A Good Future!


Sincerely,

/s/ Robert Brody

Robert Brody
President

-- page 2 --
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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2006 (unaudited)

Description of Security	                               Shares  Market Value

                                COMMON STOCK

                  Computer & Peripherals Industry  28.93%
Hewlett Packard Company                                217,977	$ 6,796,523
     (A designer and manufacturer of precision electronic products.)
Cisco Systems*                                          80,000	  1,485,600
     (A leading supplier of high-performance inter-networking products.)
EMC Corp.*                                              70,000	    938,000
     (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
     						 		-----------
							          9,220,123

                      Semiconductor Industry  23.24%
Intel Corp.                                            120,000	  2,552,400
     (A leading manufacturer of integrated circuits.)
Motorola Inc.                                          105,000	  2,384,550
     (A leading manufacturer of electronic equipment and components.)
Texas Instruments, Inc.                                 46,000	  1,344,580
     (A leading supplier of digital signal processors and analog devices.)
Integrated Device Technology*                           60,000	    833,400
     (Produces digital integrated circuits.)
Freescale Semiconductor Inc. Class B*                   11,593	    292,723
     (A global semiconductor company focused on providing embedded processing and connectivity products to large, high-growth markets.)
     						 		-----------
 		                                                  7,407,653

                     Biotechnology Industry  11.43%
Amgen Inc.*                                             50,000	  3,644,500
     (Utilizes biotechnology to develop human pharmaceutical products.)
     						 		-----------


*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2006 (unaudited)

Description of Security	                               Shares  Market Value

                 Semiconductor Capital Equipment  7.26%
Novellus Systems*                                       40,000	$ 1,134,000
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials                                       40,000	    762,000
     (Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*                                         24,000	    418,080
     (The world's largest producer of automated test for semiconductors.)
     						 		-----------
		                                                  2,314,080
     						 		-----------
                             Drug  6.34%
Cephalon Inc.*                                          28,500	  2,020,365
     (A biopharmaceutical company which develops and markets products to treat neurological and sleep disorders, cancer and pain.)
     						 		-----------
                      Insurance Industry  4.23%
AXA ADS                                                 39,824	  1,348,839
     (The holding company of an international group of insurance and related financial services.)
     						 		-----------
            Computer Software and Services Industry  3.13%
Fair, Isaac & Co.                                       22,500	    997,200
     (Provides decision-making solutions to clients in the financial services, telecommunications and retail industries.)
     						 		-----------
                    Electronics Industry  2.62%
Symbol Technologies                                     67,500	    833,625
     (A leading provider of barcode driven data management systems.)
     						 		-----------


*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2006 (unaudited)

Description of Security	                               Shares  Market Value


                    Medical Supplies  2.26%
Cardinal Health, Inc.                                   10,000	  $ 720,400
     (A leading provider of products and services for the health care industry.)
     						 		-----------
                        Internet  2.24%
Verisign, Inc.*                                         30,000	    712,500
      (A leading provider of electronic certificates and internet based trust services.)
     						 		-----------
                 Entertainment Industry  2.20%
Time Warner, Inc.                                       40,000	    701,200
     (A leading internet/media provider.)
     						 		-----------
             Wireless Networking Industry  1.96%
Network Appliance, Inc.*                                20,000	    624,000
     (A leading supplier of network attached data storage and access devices, called filers.)
      						 		-----------
                    Bank Industry  1.62%
Morgan (J.P.) Chase & Co.                               13,000	    516,750
     (Provides investment banking, asset management, private equity, consumer banking, private banking, and custody and processing services.)
     						 		-----------
Total Common Stocks (cost $49,659,997)                  97.46%   31,061,235
     						       -------  -----------
Total Investments, at Value (cost $49,659,997)          97.46%	 31,061,235
Cash and Receivable, Less Liabilities                    2.54%	    810,029
     						       -------  -----------
Net Assets                                             100.00%	$31,871,264
                                                       =======  ===========


*Non-income producing security
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2006
(Unaudited)

ASSETS:
Investments, at market value (cost $49,659,997)                $ 31,061,235
Cash                                                                819,960
Receivables:
   Shares of beneficial interest sold                                26,754
   Dividends                                                          1,380
   						 		-----------
Total assets                                                     31,909,329
      						 		-----------

LIABILITIES:
Shares of beneficial interest redeemed                               38,065
      						 		-----------

NET ASSETS                                                     $ 31,871,264
      						 		===========

COMPOSITION OF NET ASSETS:
Paid-in capital                                                $ 61,152,365
Accumulated net realized loss from investment transactions      (10,682,339)
Net unrealized depreciation of investments                      (18,598,762)
      						 		-----------
Net assets                                                     $ 31,871,264
      						 		===========

NET ASSET VALUE PER SHARE:
Class A Shares:
      Net asset value and redemption price per share (based on
      net assets of $6,926,797 and 2,196,567 shares of
      beneficial interest outstanding)	                             $ 3.15
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price) 	                     $ 3.34
Class B Shares:
      Net asset value, redemption price and offering price per
      share (based on net assets of $5,772,027 and 1,975,403
      shares of beneficial interest outstanding)	             $ 2.92
Class C Shares:
      Net asset value, redemption price and offering price per
      share (based on net  assets of $4,888,039 and 1,674,962
      shares of beneficial interest outstanding)	             $ 2.92
Class D Shares:
      Net asset value and redemption price per share (based on
      net assets of $14,284,401 and 4,429,096 shares of
      beneficial interest outstanding)	                             $ 3.23
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price)  	             $ 3.43


See accompanying notes to financial statements.

-- page 6 --
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY 31, 2006
(Unaudited)

INVESTMENT INCOME:
      Dividends (net of $3,527 foreign withholding tax)            $ 81,658
      						 		-----------
Total investment income                                              81,658
      						 		-----------

EXPENSES:
Investment advisory fees (Note 5)                                   154,487
Administration expenses (Note 5)                                    153,363
Transfer agent, shareholder servicing and data processing fees       87,557
Custodian fees (Note 4)                                              47,949
Professional fees                                                    23,630
Registration and filing fees:
      Class A                                                         8,571
      Class B                                                         7,520
      Class C                                                         5,928
      Class D                                                        18,549
Shareholder reports                                                   4,498
Distribution and service fees:
Class A                                                               8,221
Class B                                                              28,927
Class C                                                              22,696
Directors fees                                                        3,000
Other expenses                                                        6,626
      						 		-----------
Total expenses                                                      581,522
Less expenses paid indirectly (Note 4)                               (7,279)
      						 		-----------
Net expenses                                                        574,243
      						 		-----------

Net Investment Loss                                                (492,585)
      						 		-----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                    267,895
Net change in unrealized appreciation/depreciation on investments 1,778,040
      						 		-----------
Net gain on investments                                           2,045,935
      						 		-----------
Net increase in Net Assets Resulting From Operations            $ 1,553,350
      						 		===========

See accompanying notes to financial statements.

-- page 7 --
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                          Six Months Ended     Year Ended
	                                  January 31, 2006    July 31, 2005
	                                  ---------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss                             $ (492,585)	 $ (908,852)
Net realized gain (loss) on investments            267,895	 (2,254,368)
Net change in unrealized depreciation on
   investments                                   1,778,040     	  7,106,782
	                                  ---------------------------------
Net increase in net assets resulting from
   operations                                    1,553,350	  3,943,562

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
Class A                                                  -	          -
Class B                                                  -	          -
Class C                                                  -	          -
Class D                                                  -	          -
Distributions from net realized gain:
Class A                                                  -	          -
Class B                                                  -	          -
Class C                                                  -	          -
Class D                                                  -	          -

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
Class A                                            261,400	    (55,658)
Class B                                           (217,398)	   (582,654)
Class C                                            417,812	   (594,860)
Class D                                           (764,382)	 (1,968,001)
	                                  ---------------------------------
Net change in net assets derived from
   beneficial interest transactions	          (302,568)      (3,201,173)
   	                                  ---------------------------------
Total increase                                   1,250,782	    742,389
Net Assets - Beginning of period                30,620,482	 29,878,093
	                                  ---------------------------------
Net Assets - End of period                    $ 31,871,264     $ 30,620,482
	                                  =================================

See accompanying notes to financial statements.

-- page 8 --
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Financial Highlights


			    Class A
		         Six Months
			      Ended
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2006    2005    2004    2003    2002    2001
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period        $3.00   $2.61   $2.65   $2.15   $3.97   $8.88
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Income (loss) from investment
   operations:
Net investment loss4         (0.03)  (0.08)  (0.04)  (0.01)  (0.11)  (0.10)
Net realized and unrealized
   gain (loss)                0.18    0.47       -    0.51   (1.67)  (3.46)
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Total income (loss) from
   investment operations      0.15    0.39   (0.04)   0.50   (1.78)  (3.56)
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Dividends and distributions
   to shareholders:
Dividends from net
   investment income              -       -	  -       -       -       -
Book return of capital            -       -       -       -       -       -
Distributions from net
   realized gain                  -       -       -       -  (0.04)  (1.35)
Total dividends and
   distributions to
   shareholders                   -       -       -       -  (0.04)  (1.35)
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Net Asset Value, End of
   Period                     $3.15   $3.00   $2.61   $2.65   $2.15   $3.97
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Total Return at Net
   Asset Value1                5.0%   14.9%  (1.5)%   23.3% (45.2)% (43.5)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands)            $6,927  $6,331  $5,586  $4,576  $2,716  $3,625
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Ratio to average net assets:
Net investment loss        (3.03)%5 (2.97)% (3.18)% (4.05)% (3.85)% (2.80)%
Expenses2                    3.60%5   3.65%   3.73%   4.71%   4.37%   3.09%
Portfolio Turnover Rate3       0.0%    4.9%    2.2%    0.0%    0.0%    0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2006, aggregated $0 and $1,034,314, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Annualized.

See accompanying notes to financial statements.

-- page 9 --
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Financial Highlights


			    Class B
		         Six Months
			      Ended
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2006    2005    2004    2003    2002    2001
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period        $2.79   $2.45   $2.50   $2.05   $3.83   $8.70
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Income (loss) from investment
   operations:
Net investment loss4         (0.07)  (0.14)  (0.05)  (0.01)  (0.12)  (0.13)
Net realized and unrealized
   gain (loss)                0.20    0.48        -   0.46   (1.62)  (3.39)
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Total income (loss) from
   investment operations      0.13    0.34   (0.05)   0.45   (1.74)  (3.52)
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Dividends and distributions
   to shareholders:
Dividends from net
   investment income              -       -       -       -       -       -
Book return of capital            -	  -	  -	  -	  -	  -
Distributions from net
   realized gain                  -	  -	  -	  -  (0.04)  (1.35)
Total dividends and
   distributions to
   shareholders                   -	  -	  -	  -  (0.04)  (1.35)
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Net Asset Value, End of
   Period                     $2.92   $2.79   $2.45   $2.50   $2.05   $3.83
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Total Return at Net Asset
   Value1                      4.7%   13.9%  (2.0)%   22.0% (45.8)% (44.0)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands)            $5,772  $5,712  $5,600  $4,859  $3,019  $3,874
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Ratio to average net assets:
Net investment loss        (3.82)%5 (3.75)% (3.96)% (4.78)% (4.60)% (3.57)%
Expenses2                    4.40%5   4.42%   4.51%   5.45%   5.12%   3.86%
Portfolio Turnover Rate3       0.0%    4.9%    2.2%    0.0%    0.0%    0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2006, aggregated $0 and $1,034,314, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Annualized.

See accompanying notes to financial statements.

-- page 10 --
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Financial Highlights


			    Class C
		         Six Months
			      Ended
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2006    2005    2004    2003    2002    2001
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period        $2.78   $2.45   $2.50   $2.05   $3.83   $8.68
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Income (loss) from investment
   operations:
Net investment loss4         (0.02)  (0.14)  (0.02)  (0.03)  (0.10)  (0.04)
Net realized and unrealized
   gain (loss)                0.16    0.47   (0.03)   0.48   (1.64)  (3.46)
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Total income (loss) from
   investment operations      0.14    0.33   (0.05)   0.45   (1.74)  (3.50)
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Dividends and distributions
   to shareholders:
Dividends from net
   investment income              -       -       -       -       -       -
Book return of capital            -	  -	  -	  -	  -	  -
Distributions from net
   realized gain                  -	  -	  -	  -  (0.04)  (1.35)
Total dividends and
   distributions to
   shareholders                   -	  -	  -	  -  (0.04)  (1.35)
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Net Asset Value, End of
   Period                     $2.92   $2.78   $2.45   $2.50   $2.05   $3.83
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Total Return at Net Asset
   Value1                      5.0%   13.5%  (2.0)%   22.0% (45.8)% (43.8)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands)            $4,888  $4,268  $4,337  $2,995  $1,823  $1,542
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Ratio to average net assets:
Net investment loss        (3.77)%5 (3.75)% (3.93)% (4.78)% (4.56)% (3.55)%
Expenses2                    4.34%5   4.43%   4.48%   5.46%   5.09%   3.84%
Portfolio Turnover Rate3       0.0%    4.9%    2.2%    0.0%    0.0%    0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2006, aggregated $0 and $1,034,314, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Annualized.

See accompanying notes to financial statements.

-- page 11 --
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Financial Highlights


			    Class D
		         Six Months
			      Ended
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2006    2005    2004    2003    2002    2001
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period        $3.06   $2.67   $2.70   $2.19   $4.02   $8.94
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Income (loss) from investment
   operations:
Net investment loss4         (0.09)  (0.18)  (0.18)  (0.13)  (0.12)  (0.13)
Net realized and unrealized
   gain (loss)                0.26    0.57    0.15    0.64   (1.67)  (3.44)
---------------------------------------------------------------------------
Total income (loss) from
   investment operations      0.17    0.39   (0.03)   0.51   (1.79)  (3.57)
---------------------------------------------------------------------------
Dividends and distributions
   to shareholders:
Dividends from net
   investment income              -	  -	  -	  -	  -	  -
Book return of capital            -	  -	  -	  -	  -	  -
Distributions from net
   realized gain                  -       -	  -	  -  (0.04)  (1.35)
Total dividends and
   distributions to
   shareholders                   -	  -	  -	  -  (0.04)  (1.35)
---------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $3.23   $3.06   $2.67   $2.70   $2.19   $4.02
---------------------------------------------------------------------------
Total Return at Net Asset
   Value1                      5.6%   14.6%  (1.1)%   23.3% (44.9)% (43.3)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands)           $14,284 $14,310 $14,356 $16,983 $15,103 $30,666
---------------------------------------------------------------------------
Ratio to average net assets:
Net investment loss        (2.81)%5 (2.76)% (3.02)% (3.90)% (3.65)% (2.55)%
Expenses2                    3.38%5   3.43%   3.56%   4.58%   4.16%   2.84%
Portfolio Turnover Rate3       0.0%    4.9%    2.2%    0.0%    0.0%    0.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2006, aggregated $0 and $1,034,314, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Annualized.

See accompanying notes to financial statements.

-- page 12 --
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Notes to Financial Statements

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Investment Valuation - Investment securities are valued at the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

-- page 13 --
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Notes to Financial Statements

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

				   Six Months Ended
				   January 31, 2006	    Year Ended
				     (unaudited)           July 31, 2005
	                         Shares      Amount      Shares      Amount
---------------------------------------------------------------------------
Class A:
Sold	                       366,335 $ 1,124,080     825,604 $ 2,243,039
Dividends and distributions
   reinvested                        -	         -           -           -
Redeemed	              (283,525)	  (862,680)   (850,841)	(2,298,697)
                              ---------------------------------------------
Net increase (decrease)	        82,810	 $ 261,400     (25,237)	 $ (55,658)
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Class B:
Sold	                       116,909	 $ 325,694     321,969	 $ 794,910
Dividends and distributions
   reinvested                        -	         -           -           -
Redeemed	              (191,516)	  (543,092)   (553,625)	(1,377,564)
                              ---------------------------------------------
Net increase (decrease)	       (74,607)	$ (217,398)   (231,656)	$ (582,654)
---------------------------------------------------------------------------
Class C:
Sold	                       387,604 $ 1,109,927     497,275 $ 1,250,768
Dividends and distributions
   reinvested                        -	         -           -           -
Redeemed	              (245,643)	  (692,115)   (733,175)	(1,845,628)
                              ---------------------------------------------
Net increase (decrease)	       141,961	 $ 417,812    (235,900)	$ (594,860)
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Class D:
Sold	                         7,773	  $ 24,309	65,642	 $ 179,280
Dividends and distributions
   reinvested                        -	         -           -           -
Redeemed	              (254,278)	  (788,691)   (769,762)	(2,147,281)
                              ---------------------------------------------
Net increase (decrease)       (246,505)	$ (764,382)   (704,120)$(1,968,001)
---------------------------------------------------------------------------

3.  Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at January 31, 2006 was $49,659,997. Net unrealized depreciation on investments of $18,598,762, based on identified tax cost as of January 31, 2006, was comprised of gross appreciation of $3,474,364 and gross depreciation of $22,073,126.

4.  Fund Expenses Paid Indirectly
For the six months ended January 31, 2006, fees for custodian services totaling $7,279, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.  Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

-- page 14 --
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Notes to Financial Statements

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

For the six months ended January 31, 2006 commissions and sales charges paid by investors on the purchase of Fund shares totaled $33,672 of which $6,197 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $23,881. For the six months ended January 31, 2006, Sponsors received contingent deferred sales charges of $7,541 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

No payments were made by the Fund to Sponsors for brokerage commission on securities transactions.

Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 2006, the Fund paid directors' fees and expenses of $3,000.

For the six months ended January 31, 2006, under an agreement with IRC, the Fund was charged $99,139 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $35,655 by an affiliated company of IRC for the rental of office space.

6.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.

-- page 15 --
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(back cover)

TRANSFER AGENT: Boston Financial Data Services, Inc., 2000 Crown Colony
   Drive, Quincy, MA 02169
CUSTODIAN: State Street Bank & Trust Company, 1776 Heritage Drive, North
   Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, 1776
   Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: Anton Collins Mitchell LLP, 303 East 17th, Suite
   600, Denver, CO 80203
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th
   Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110
   Sixteenth Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS
Robert Brody 	          President and Director
Timothy E. Taggart        Treasurer
Michael J. Baum           Director
Eddie R. Bush 	          Director
Harold Rosen 	          Director

INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody   President, Treasurer, and Director
Timothy E. Taggart        Executive Vice President and Director

03/2006
-- back cover (page 16) --
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Item 2 Code of Ethics
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American Growth Fund, Inc. has adopted a Code of Ethics that applies to its
Principal Executive Officer and Principal Financial Officer. American
Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406 or by writing to:

American Growth Fund, Inc.
110 Sixteenth Street
Suite 1400
Denver, CO 80202

The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS


American Growth Fund, Inc.'s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.

	1. All advisory and access persons have a duty at all times to place the interests of shareholders first.

	2. All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individuals position of trust and responsibility; and

	3. No advisory or access person will take inappropriate advantage of their position.

A. Definitions

	1. Fund - means American Growth Fund, Inc.

	2. Access person - means any director, officer, or advisory person of the Fund.

	3. Advisory person - means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an advisory person simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or
	(ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.

	4. A security is being considered for purchase or sale when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

	5. Beneficial ownership - shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

	6. Control - shall have the same meaning as that set forth in Section 2(a)(9) of the Investment Company Act.

	7. Disinterested director - means a director of the Fund who is not an interested person of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act.

	8. Purchase or sale of a security - includes, inter alia, the writing of an option to purchase or sell a security.

	9. Security - shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are government securities within the meaning of Section 2(a)(16) of the Investment Company Act, bankers acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.

	10. Security held or to be acquired - by the Fund means any security as defined in the Rule which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.

B. Applicability or Restrictions and Procedures

American Growth Fund, Inc. applies the code of ethics equally to all access persons, advisory persons, and disinterested directors. The only exempted transactions are:

	1. Purchases which are part of an automatic dividend reinvestment plan.

	2. Purchases or sales which receive the prior approval of the Board of Directors for the Fund because: (i) the potential harm to the Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.

C. Substantive Restrictions on Personal Investing Activities

The following restrictions apply to all advisory and access persons:

	1. Initial Public Offerings. All advisory and access persons are prohibited from acquiring any securities in an initial public offering, in order to preclude any possibility of their profiting improperly from their positions.

	2. Private Placements. All advisory and access person must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the fund. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment companys decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.

	3. Blackout Periods. All advisory and access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending buy or sell order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).

	4. Ban on Short-Term Trading Profits. In addition to the blackout periods described above, all advisory and access persons are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days. Any profits realized on such short-term trades will be required to be disgorged.

	5. Gifts. All advisory and access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.


	6. Service as a Director. All advisory and access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision through Chinese Wall or other procedures.

D.	Compliance Procedures.

The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all advisory and access persons:

	1. Preclearance. All advisory and access persons excluding the dis-interested board of directors must preclear all personal securities investments. Written approval must be obtained from the designated officer of the Investment Company prior to the order being executed.

	2. Records of Securities Transactions. All advisory and access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.

	3. Post-Trade Monitoring. We will from time to time monitor personal investment activity by advisory and access persons after preclearance has been granted.

	4. Disclosure of Personal Holdings. All Advisory and access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on an annual basis.

	5. Certification of Compliance With Codes of Ethics. All Advisory and access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all advisory and access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.

	6. Review By The Board of Directors. The Investment Company's management will prepare an annual report to the board of directors that, at a minimum -

		a. Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;

		b. Identifies any violations requiring significant remedial action during the past year; and

		c. Identifies any recommended changes in existing restrictions or procedures based upon the investment company's experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.

E.	Sanctions

Upon discovering a violation of this Code, the Board of Directors may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.

rev 8-15-94

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Item 3 Audit Committee Financial Expert

(a)	n/a

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Item 4 Principal Accountant Fees and Services

(a)     Audit Fees
        n/a

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.'s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2005 and 2004 were pre-approved by the audit committee.

(f)	All services were performed by the principal accountant's full time,
	permanent employees.

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Item 5 Audit Committee of Listed Registrants

(a)     n/a

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Item 6 Schedule of Investments

Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies

n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.

m/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchases

n/a
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Item 10 Submission of Matters to a Vote of Security Holders

None.
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Item 11 Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) n/a

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Item 12 Exhibits

302 Certification
906 Certification
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